Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 15,558	$ 10,626	$ 10,279
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	15,405	10,397	10,035
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	1	7	21
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 152	$ 222	$ 223